Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			7.21%	(0.36%)	2.16%
Performance Inception Date		Dec. 20, 2006
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.71%	0.15%	2.66%
Performance Inception Date		May 23, 1973
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			7.46%	(0.09%)	2.42%
Performance Inception Date		May 03, 2002
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			7.32%	(0.26%)	2.26%
Performance Inception Date		Feb. 27, 2009
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.